Lease liabilities	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Lease liabilities
19.
Lease liabilities

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current
Lease liabilities (refer Note 38)	7,477	8,282	97
Total	7,477	8,282	97

Current
Lease liabilities (refer Note 38)	868	977	11
Total	868	977	11